CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands			1 Months Ended						12 Months Ended
	Mar. 12, 2019 USD ($) $ / shares shares	Mar. 12, 2019 USD ($) ₪ / shares shares	Feb. 21, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 30, 2018	Mar. 31, 2017 USD ($)	Mar. 31, 2013 USD ($) $ / shares	Mar. 31, 2013 ILS (₪) ₪ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ₪ / shares shares	Feb. 28, 2018 USD ($)	Feb. 28, 2018 ILS (₪)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 ILS (₪)
Debt Instruments [Line Items]
Long term line of credit						$ 10,000,000
Long-term loan						6,000,000
Credit facility against trade accounts receivable						$ 4,000,000
Percentage of line of credit facility average outstanding					40.00%
Number of warrants exercisable | shares									798,088	798,088
Warrant exercise price | (per share)									$ 0.36	₪ 1.36
Fair value adjustment of warrant									$ 137,000
Increased credit facility with bank									10,000,000	₪ 10,000,000
Short term line of credit									5,000,000	5,000,000
Short Term Borrowing									2,250,000	2,250,000
Short-term loan against trade accounts receivable									$ 2,750,000	₪ 2,750,000
Issue of par value of convertible notes | ₪								₪ 72,256
Proceeds of convertible debt							$ 19,500,000
Percentage of long term debt and capital lease obligations including current maturities							8.65%
Debt instrument interest rate effective, percentage							27.70%
Debt conversion into ordinary share | (per share)							$ 1.00904	₪ 1.92
Amount of convertible debt											$ 10,940,000	₪ 38,128	$ 10,421,000	₪ 38,128
Repayment of convertible debt				$ 500,000
Three shareholders
Debt Instruments [Line Items]
Amount of convertible debt											$ 1,700	₪ 6,000
Subsequent Events
Debt Instruments [Line Items]
Credit facility against trade accounts receivable	$ 6,000,000	$ 6,000,000
Number of warrants exercisable | shares	399,044	399,044
Warrant exercise price | (per share)	$ 0.36	$ 1.30
Fair value adjustment of warrant	$ 62,000
Increased credit facility with bank	15,000,000	$ 15,000,000
Long term or short term debt	$ 9,000,000	$ 9,000,000
Short term line of credit			$ 5,000,000
Short Term Borrowing			2,050,000
Short-term loan against trade accounts receivable			$ 2,950,000
Percentage of line of credit facility outstanding commitment			40.00%
Line of credit facility amount outstanding			$ 2,000,000
LIBOR rate
Debt Instruments [Line Items]
Description of line of credit facility interest rate						quarterly dollar LIBOR rate plus 5.5%. The credit facility bears annual interest of the monthly dollar LIBOR rate plus 4.25%.